Summary Of Stock Option Activity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Outstanding beginning balance	385,150
Options, Granted	80,500
Options, Exercised	(135,500)
Options, Forfeited	(5,000)
Options, Expired	(1,000)
Options, Outstanding ending balance	324,150
Options, Exercisable	57,567
Weighted-Average Exercise Price, Outstanding beginning balance	$ 47.82
Weighted-Average Exercise Price, Granted	$ 71.52
Weighted-Average Exercise Price, Exercised	$ 41.63
Weighted-Average Exercise Price, Forfeited	$ 55.04
Weighted-Average Exercise Price, Expired	$ 37.28
Weighted-Average Exercise Price, Outstanding ending balance	$ 56.21
Weighted-Average Exercise Price, Exercisable	$ 28.62
Weighted-Average Remaining Contractual Term (in years), Outstanding	2 years 11 months 9 days
Weighted-Average Remaining Contractual Term (in years), Exercisable	1 year 4 months 6 days
Aggregate Intrinsic Value, Outstanding	$ 6,060
Aggregate Intrinsic Value, Exercisable	$ 2,664